Share-based compensation (Details) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2019 EquityInstruments	May 31, 2018 EquityInstruments	May 31, 2019 CAD ($) EquityInstruments	May 31, 2018 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amounts charged to share-based payment reserve in respect of share-based compensation			$ 24,078	$ 15,780
Share-based compensation accrued			187	(44)
Share-based compensation issued on behalf of a related party				(32)
Shares for services compensation				187
Deferred share units expensed in the period			588	1,983
Restricted share units expensed in the period			1,227
Total			$ 26,080	$ 17,874
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | EquityInstruments			96,833
Number of shares forfeited | EquityInstruments		312,000
Number of shares outstanding | EquityInstruments	136,958		136,958
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | EquityInstruments			197,600
Number of shares outstanding | EquityInstruments	197,600		197,600
Number of vested shares, outstanding | EquityInstruments	114,550